Derivative Instruments And Hedging Activities (Narrative) (Detail) - USD ($)	Jun. 30, 2016		Dec. 31, 2015		Jan. 01, 2015
Derivative [Line Items]
Debt instrument, carrying value	$ 942,000,000		$ 936,000,000		$ 892,000,000
Derivative asset	0		0		0
Derivative liability	0		0		0
Amounts outstanding related to discontinued cash flow hedges	0		0
Term Loans [Member]
Derivative [Line Items]
Debt instrument, carrying value	$ 270,000,000	[1]	$ 270,000,000	[1],[2]	$ 270,000,000	[2]

[1]	The interest rates on the revolving credit facility and term loans are described below.
[2]	The interest rates on the revolving credit facility and term loan are described below.